ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of Consideration (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Proceeds from sale of Sadiola		$ 25.0	$ 0.0
Deferred consideration - litigation settlement		1.2	0.0
Gain on disposal		4.9
Transaction costs		(0.8)
Gains on disposals, net		4.1	$ 0.0
Sadiola
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Proceeds from sale of Sadiola		25.0
Additional consideration		1.8
Deferred consideration - milestone payments		14.3
Deferred consideration - litigation settlement		1.2
Consideration		42.3
Investment in Sadiola, net of dividend received		$ 37.4
Gains on disposals, net	$ 4.1